DISCONTINUED OPERATIONS - Schedule of condensed cash flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net cash (used in) provided by operating activities	$ (3,878,000)	$ (4,745,000)	$ (39,320,000)
Net cash (used in) provided by investing activities	0	1,223,000	98,994,000
Net cash (used in) provided by financing activities from discontinued operations	3,917,000	(6,328,000)	(95,128,000)
OPI
Net cash (used in) provided by operating activities			(28,134,000)
Net cash (used in) provided by investing activities			12,000
Net cash (used in) provided by financing activities from discontinued operations			60,000,000
Kaixin Auto Holdings
Net cash (used in) provided by operating activities	(3,878,000)	(4,745,000)	(9,749,000.000)
Net cash (used in) provided by investing activities		1,223,000	98,982,000
Net cash (used in) provided by financing activities from discontinued operations	$ 3,917,000	$ (6,328,000)	$ (138,637,000)